Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Jul. 24, 2013	May. 12, 2008	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Oct. 31, 2014	Feb. 28, 2014	Aug. 31, 2013	Mar. 12, 2013	Jan. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price								$ 0.25	$ 30.00	$ 30.00
Expiration date of warrants			Oct. 24, 2013
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants	Jul. 24, 2018
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price									$ 0.20	$ 0.20
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	133,334			16,754,822
Expiration date of warrants	Oct. 24, 2013		Oct. 24, 2013
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued				16,754,822
Number of shares/warrants included in units	133,334
Common Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in units	20,000,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Warrants exercisable price	$ 22.50
Series A Preferred Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price	$ 0.15
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	133,334	400,000
Warrants exercisable price	$ 22.50	$ 75.0000			$ 8.6400	$ 9.6705	$ 6.7200
Series B Preferred Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Warrants exercisable price	$ 0.15	$ 0.50000			$ 0.05760	$ 0.06447	$ 0.05670